S000065599 [Member] Investment Objectives and Goals - iShares Genomics Immunology and Healthcare ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® GENOMICS IMMUNOLOGY AND HEALTHCARE ETF Ticker: IDNAStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Genomics Immunology and Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in genomics, immunology and bioengineering.